PROSPECTUS SUPPLEMENT -- June 1, 2004*

Fund (date)                                                  Prospectus Form #
AXP(R) Core Bond Fund (Sept. 29, 2003)                       S-6267-99 C (9/03)
AXP(R) Diversified Bond Fund (Oct. 30, 2003)                 S-6495-99 W (10/03)
AXP(R) Global Technology Fund (Dec. 30, 2003)                S-6395-99 G (12/03)
AXP(R) Limited Duration Bond Fund (Sept. 29, 2003)           S-6265-99 C (9/03)
AXP(R) Partners Small Cap Value Fund (July 30, 2003)         S-6239-99 E (7/03)
AXP(R) Selective Fund (July 30, 2003)                        S-6376-99 X (7/03)
AXP(R) Short Duration U.S. Government Fund (July 30, 2003)   S-6042-99 X (7/03)
AXP(R) Small Company Index Fund (Mar. 31, 2004)              S-6357-99 M (3/04)
AXP(R) U.S. Government Mortgage Fund (July 30, 2003)         S-6245-99 D (7/03)

The footnotes under the "Fees and Expenses" sections for the funds listed below have been modified as follows:

Core Bond

(d) Other expenses are based on estimated amounts for the current fiscal year. AEFC has contractually agreed to waive certain fees and to absorb certain expenses through July 31, 2004. Under this agreement, total expenses will not exceed 0.95% for Class A; 1.70% for Class B; 1.70% for Class C and 0.79% for Class Y.

Global Technology

(d) Both in this table and the following example, fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Management." AEFC has contractually agreed to waive certain fees and to absorb certain expenses through Oct. 31, 2004. Under this agreement, total expenses will not exceed 1.82% for Class A; 2.59% for Class B; 2.59% for Class C and 1.63% for Class Y.

Limited Duration Bond

(d) Other expenses are based on estimated amounts for the current fiscal year. AEFC has contractually agreed to waive certain fees and to absorb certain expenses through July 31, 2004. Under this agreement, total expenses will not exceed 0.95% for Class A; 1.71% for Class B; 1.71% for Class C and 0.79% for Class Y.

Partners Small Cap Value

(d) Other expenses are based on estimated amounts for the current fiscal year. AEFC has contractually agreed to waive certain fees and to absorb certain expenses through May 31, 2005. Under this agreement, total expenses will not exceed 1.59% for Class A; 2.35% for Class B; 2.35% for Class C and 1.42% for Class Y.

U.S. Government Mortgage

(d) Other expenses are based on estimated amounts for the current fiscal year. AEFC has contractually agreed to waive certain fees and to absorb certain expenses through May 31, 2005. Under this agreement, total expenses will not exceed 0.95% for Class A; 1.70% for Class B; 1.70% for Class C and 0.77% for Class Y.

New expense cap information will be added at the end of the "Fees and Expenses" section for the funds listed below as follows:

Diversified Bond

AEFC has contractually agreed to waive certain fees and to absorb certain expenses through Aug. 31, 2004. Under this agreement, total expenses will not exceed 0.95% for Class A; 1.70% for Class B; 1.70% for Class C and 0.78% for Class Y.

Selective

AEFC has contractually agreed to waive certain fees and to absorb certain expenses through May 31, 2005. Under this agreement, total expenses will not exceed 0.95% for Class A; 1.70% for Class B; 1.70% for Class C and 0.78% for Class Y.

Short Duration U.S. Government

AEFC has contractually agreed to waive certain fees and to absorb certain expenses through May 31, 2005. Under this agreement, total expenses will not exceed 0.93% for Class A; 1.68% for Class B; 1.68% for Class C and 0.76% for Class Y.

Small Company Index

AEFC has contractually agreed to waive certain fees and to absorb certain expenses through Jan. 31, 2005. Under this agreement, total expenses will not exceed 0.94% for Class A; 1.70% for Class B and 0.78% for Class Y.




S-6357-21 C (6/04)

* Valid until next prospectus update
Destroy March 31, 2005